Cash And Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash at banks	$ 12,556	$ 49,787
Short-term deposits	14,530	3,004
Total cash and cash equivalents	$ 27,086	$ 52,791	$ 37,834	$ 30,877